Note 19 - Segments (Details Textual)		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Revenues		$ 4,971,634	$ 3,013,361	$ 2,054,096
Number of Primary Types of Products Sold		2
Depreciation, Depletion and Amortization, Nonproduction	[1]	$ 453,549	522,196
Research and Development Expense [Member]
Depreciation, Depletion and Amortization, Nonproduction		0	10,617
Selling, General and Administrative Expenses [Member]
Depreciation, Depletion and Amortization, Nonproduction		397,232	$ 460,839
Intersegment Eliminations [Member]
Revenues		$ 0

[1]	Depreciation and amortization is reflected in research and development ($0 and $10,617 for the years ended December 31, 2016 and 2015, respectively), and selling, general and administrative expenses ($397,232 and $460,839 for the years ended December 31, 2016 and 2015, respectively).